Sales - Deferred income (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Deferred income in the opening balance	€ 165	€ 51
Deferred income in the closing balance	€ 180	€ 165